GOODWILL AND INTANGIBLE ASSETS - Components of Intangible Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount		$ 63,026	$ 70,427
Accumulated Amortization		(6,780)	(9,006)
Net Intangible Assets	$ 55,942	56,246	61,421
Lease and management agreements
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount		59,758	59,758
Accumulated Amortization		(5,561)	(4,565)
Net Intangible Assets		54,197	55,193
Underlying contract value
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount		2,593	6,239
Accumulated Amortization		(681)	(1,482)
Net Intangible Assets		1,912	4,757
Non-compete agreements
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount		406	2,853
Accumulated Amortization		(341)	(2,603)
Net Intangible Assets		65	250
Other intangible assets
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount		269	1,577
Accumulated Amortization		(197)	(356)
Net Intangible Assets		$ 72	$ 1,221